CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ 24,046	$ (60,678)	$ (52,556)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	45	54	68
Write-off of deferred offering costs			331
Stock-based compensation expense	3,766	3,235	5,892
Change in fair value of convertible notes		19,359	4,416
Change in fair value of warrants	(2,318)
Change in fair value of embedded forward purchase agreements and derivative liabilities	8,366	11,789
Change in fair value of contingent consideration	(52,750)
Other			(3)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(693)	36	(66)
Accounts payable	(4,342)	(248)	6,613
Accrued expenses and other liabilities	(2,204)	4,736	(105)
Other assets and liabilities	3	(28)	(174)
Net cash used in operating activities	(26,081)	(21,745)	(35,584)
Cash flows from investing activities:
Purchases of property and equipment			(306)
Net cash used in investing activities			(306)
Cash flows from financing activities:
Proceeds from issuance of convertible notes		14,000	44,500
Repayment of convertible notes			(3,992)
Net cash provided by financing activities		14,000	40,508
Net (decrease) increase in cash	$ (26,081)	(7,745)	4,618
Cash at beginning of period		9,746	5,128
Cash at end of period			9,746
Non-cash financing activities:
Financial Designation, Predecessor and Successor [Fixed List]	Successor
Predecessor [Member]
Cash flows from financing activities:
Cash at beginning of period	$ 2,001	9,746
Cash at end of period		2,001	$ 9,746
Successor [Member]
Cash flows from financing activities:
Cash at beginning of period	31,238
Cash at end of period	$ 5,157	$ 31,238